Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 70,537	$ 103,903
Unrealized loss on oil and gas derivative instruments	(13,902)	(191,657)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	56,635	(87,754)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	24,719	42,066
Unrealized MTM adjustment on commodity swap derivatives	(23,700)	(22,175)
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	36,656	36,156
Unrealized MTM adjustment for IRS derivatives	15,092	(74,840)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	9,162	25,681
Unrealized MTM adjustment for IRS derivatives	$ (5,294)	$ (94,642)